Fair Value of Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fixed income securities	$ 4,872,174	$ 4,991,203
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date, included in earnings	23,400	5,200	$ 64,700
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	22,711	5,717	62,906
Gains (losses) for Level 3 assets still held at the balance sheet date, included in interest credited to contract holder funds	(702)	283	(151)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in life and annuity contract benefits	1,400	(792)	2,000
Capital Gain
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	22,700	(2,000)	55,700
Investment Income
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	14	7,700	$ 7,200
Significant unobservable inputs (Level 3)
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fixed income securities	117,330	279,637
Significant unobservable inputs (Level 3) | Fixed income securities - non-binding broker quotes
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fixed income securities	$ 114,800	$ 258,700